NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
NATURE OF OPERATIONS
NATURE OF OPERATIONS
2.	NATURE OF OPERATIONS

As an exploration and development stage company, the Company does not have revenues and historically has recurring operating losses. As at December 31, 2025, the Company had accumulated losses of $103,671,645 and adjusted working capital of $116,743,618 (adjusted working capital is defined as current assets less current liabilities, excluding flow-though share premium liabilities and debenture liabilities). The Company depends on external financing for its operational expenses.

The business of exploring for and mining of minerals involves a high degree of risk. As an exploration company, IsoEnergy is subject to risks and challenges similar to companies at a comparable stage. These risks include, but are not limited to, negative operating cash flow and dependence on third party financing; the uncertainty of additional financing; the Company’s limited operating history; the lack of known mineral reserves; the influence of a large shareholder; alternate sources of energy and uranium prices; aboriginal title and consultation issues; risks related to exploration activities generally; reliance upon key management and other personnel; title to properties; uninsurable risks; conflicts of interest; permits and licenses; environmental and other regulatory requirements; political regulatory risks; competition; and the volatility of share prices.

These consolidated financial statements for the years ended December 31, 2025 and 2024 (the “Financial Statements”) have been prepared using International Financial Reporting Standards (“IFRS”) applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The ability of the Company to continue as a going concern is dependent on its ability to obtain financing and achieve future profitable operations.

The underlying value of IsoEnergy’s exploration and evaluation assets is dependent upon the existence and economic recovery of mineral resources or reserves and is subject to, but not limited to, the risks and challenges identified above.